Registration No. 333-81501
                                                      Registration No. 811-01705

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 21                                  [ X ]
                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 226

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                       AXA EQUITABLE LIFE INSURANCE COMPANY
                             (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                           --------------------------

          Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[ X ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]     On April 30, 2010 pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 21 ("PEA") on Form N-4 Registration Statement No. 333-81501 ("Registration Statement") of AXA Equitable Life Insurance Company Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement to the Prospectuses, as applicable. The PEA does not amend the Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS DATED MAY 1, 2010
EQUI-VEST(R) (SERIES 800)

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectus and Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2010, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available 16 new variable investment options. These variable investment options invest in different affiliated and unaffiliated Portfolios managed by professional investment advisers.

1. The names of the variable investment options are added to the cover page of your Prospectus as follows:

         --------------------------------------------------
         VARIABLE INVESTMENT OPTIONS
         --------------------------------------------------
         FIXED INCOME
         --------------------------------------------------
         o Ivy Funds VIP High Income
         --------------------------------------------------
         DOMESTIC STOCKS
         --------------------------------------------------
         o AXA Tactical Manager 400-I
         o AXA Tactical Manager 500-I
         o AXA Tactical Manager 2000-I
         o Fidelity(R) VIP Contrafund(R)
         o Invesco V.I. Mid Cap Core Equity
         o Invesco V.I. Small Cap Equity
         o Ivy Funds VIP Energy
         o MFS(R) Investors Growth Stock Series
         o MFS(R) Investors Trust Series
         o MFS(R) Technology
         o MFS(R) Utilities
         --------------------------------------------------
         INTERNATIONAL STOCKS
         --------------------------------------------------
         o AXA Tactical Manager International-I
         o Invesco V.I. Global Real Estate Fund
         o Lazard Retirement Emerging Markets Equity
         o MFS(R) International Value
         --------------------------------------------------

The paragraph following the table listing the variable investment options is deleted and replaced with the following:

     You may allocate amounts to any of the variable investment options under your choice of investment method, subject to any restrictions. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of one of the following trusts: AIM Variable Insurance Funds - Series II, AXA Premier VIP Trust, EQ Advisors Trust, Fidelity(R) Variable Insurance Products - Service Class 2, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc. - Service Shares and MFS(R) Variable Insurance Trusts - Service Class (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.


888-115 (8/10)                                         Catalog No. 145387 (8/10)
EV 800/IF (SAR)                                                           x03271

2.   FEE TABLE

     The "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" are restated as follows:


     ----------------------------------------------------------------------------------------
     PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
     ----------------------------------------------------------------------------------------
     Total Annual Portfolio Operating Expenses for 2009                  Lowest     Highest
     (expenses that are deducted from Portfolio assets                   ------     -------
     including management fees, 12b-1 fees, service fees                  0.64%      4.62%
     and/or other expenses)(4)
     ----------------------------------------------------------------------------------------

     (4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400-I Portfolio.

3. The Examples shown in the prospectus are deleted in their entirety and replaced with the following:

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0729% of contract value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the ratcheted death benefit has been elected; and
(iv) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU ANNUITIZE AT THE END OF THE
                                                                                                 APPLICABLE
                                          IF YOU SURRENDER YOUR CONTRACT AT           TIME PERIOD AND SELECT A NON-LIFE
                                                       THE END                        CONTINGENT PERIOD CERTAIN ANNUITY
                                            OF THE APPLICABLE TIME PERIOD              OPTION WITH LESS THAN TEN YEARS
                                     ---------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,217     $2,585     $3,894      $6,515     N/A       $2,585     $3,894      $6,515
(b) assuming minimum fees and
    expenses of any of the Portfolios  $  821     $1,460     $2,126      $3,289     N/A       $1,460     $2,126      $3,289
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR
                                                CONTRACT AT THE END
                                           OF THE APPLICABLE TIME PERIOD
                                     -------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $718     $2,107     $3,437     $6,515
(b) assuming minimum fees and
    expenses of any of the Portfolios   $300     $  919     $1,563     $3,289
--------------------------------------------------------------------------------

4. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I           Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
                                     emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                     over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                     funds and equity market indexes, by investing in a         LLC
                                     combination of long and short positions on equity
                                     securities of mid-capitalization companies, including
                                     securities included in the Standard & Poor's MidCap 400
                                     Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I           Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
                                     emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                     over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                     funds and equity market indexes, by investing in a         LLC
                                     combination of long and short positions on equity
                                     securities of large-capitalization companies, including
                                     securities included in the Standard & Poor's 500
                                     Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I          Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
                                     emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                     over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                     funds and equity market indexes, by investing in a         LLC
                                     combination of long and short positions on equity
                                     securities of small-capitalization companies, including
                                     securities included in the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER                 Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
 INTERNATIONAL-I                     emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                     over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                     funds and equity market indexes, by investing in a         LLC
                                     combination of long and short positions on equity
                                     securities of foreign companies, including securities
                                     included in the Morgan Stanley Capital International
                                     EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50
                                     Index(R), FTSE 100 Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND The fund's investment objective is high total return     o Invesco Advisers Inc.
                                     through growth of capital and current income.            o Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY     The fund's investment objective is long-term growth of   o Invesco Advisers Inc.
 FUND                                capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND   The fund's investment objective is long-term growth of   o Invesco Advisers Inc.
                                     capital.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)        Seeks long-term capital appreciation.                    o Fidelity Management & Research
PORTFOLIO                                                                                       Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                 Seeks to provide long-term capital appreciation.         o Waddell & Reed Investment
                                                                                                Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME            Seeks, as its primary objective, a high level of         o Waddell & Reed Investment
                                     current income. As a secondary objective, the Portfolio    Management Company (WRIMCO)
                                     seeks capital growth when consistent with its primary
                                     objective.
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.                    o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is to seek capital       o Massachusetts Financial Services
 PORTFOLIO                           appreciation.                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek capital       o Massachusetts Financial Services
 SERIES                              appreciation.                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is to seek capital       o Massachusetts Financial Services
                                     appreciation.                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO          The fund's investment objective is to seek capital       o Massachusetts Financial Services
                                     appreciation.                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES              The fund's investment objective is to seek total return. o Massachusetts Financial Services
                                                                                                Company
------------------------------------------------------------------------------------------------------------------------------------

5.   PORTFOLIO SUB-ADVISER CHANGES

     A. Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

          AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

     B. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

          AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

6.   SELECTING YOUR INVESTMENT METHOD

In "Contract features and benefits," the 16 new variable investment options are added to the table under "Selecting your investment method" as follows:

           -----------------------------------------------
                       INVESTMENT OPTIONS
           -----------------------------------------------
                               A
           -----------------------------------------------
           DOMESTIC STOCKS
           -----------------------------------------------
           o AXA Tactical Manager 400-I
           o AXA Tactical Manager 500-I
           o AXA Tactical Manager 2000-I
           o Fidelity(R) VIP Contrafund(R)
           o Invesco V.I. Mid Cap Core Equity
           o Invesco V.I. Small Cap Equity
           o Ivy Funds VIP Energy
           o MFS(R) Investors Growth Stock Series
           o MFS(R) Investors Trust Series
           o MFS(R) Technology
           o MFS(R) Utilities
           -----------------------------------------------
           INTERNATIONAL STOCKS
           -----------------------------------------------
           o AXA Tactical Manager International-I
           o Invesco V.I. Global Real Estate Fund
           o Lazard Retirement Emerging Markets Equity
           o MFS(R) International Value
           -----------------------------------------------
                               B
           -----------------------------------------------
           FIXED INCOME
           -----------------------------------------------
           o Ivy Funds VIP High Income
           -----------------------------------------------

7.   DISRUPTIVE TRANSFER ACTIVITY

The fourth paragraph under "Disruptive transfer activity" in "Transferring your money among investment options" has been deleted in its entirety and replaced with the following:

     We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

8.   DISTRIBUTION OF THE CONTRACTS

In "Distribution of the contracts" under "More information" the eighth paragraph is deleted in its entirety and replaced with the following:

     The Distributors receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

     AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

     12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

     ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716














EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                  AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS DATED MAY 1, 2010
EQUI-VEST(R) (SERIES 801)

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectus and Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2010, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available 16 new variable investment options. These variable investment options invest in different affiliated and unaffiliated Portfolios managed by professional investment advisers.

1. The names of the variable investment options are added to the cover page of your Prospectus as follows:

         -----------------------------------------------------
         VARIABLE INVESTMENT OPTIONS
         -----------------------------------------------------
         FIXED INCOME
         -----------------------------------------------------
         o Ivy Funds VIP High Income
         -----------------------------------------------------
         DOMESTIC STOCKS
         -----------------------------------------------------
         o AXA Tactical Manager 400-I
         o AXA Tactical Manager 500-I
         o AXA Tactical Manager 2000-I
         o Fidelity(R) VIP Contrafund(R)
         o Invesco V.I. Mid Cap Core Equity
         o Invesco V.I. Small Cap Equity
         o Ivy Funds VIP Energy
         o MFS(R) Investors Growth Stock Series
         o MFS(R) Investors Trust Series
         o MFS(R) Technology
         o MFS(R) Utilities
         -----------------------------------------------------
         INTERNATIONAL STOCKS
         -----------------------------------------------------
         o AXA Tactical Manager International-I
         o Invesco V.I. Global Real Estate Fund
         o Lazard Retirement Emerging Markets Equity
         o MFS(R) International Value
         -----------------------------------------------------

The paragraph following the table listing the variable investment options is deleted and replaced with the following:

     You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of one of the following trusts: AIM Variable Insurance Funds - Series II, AXA Premier VIP Trust, EQ Advisors Trust, Fidelity(R) Variable Insurance Products - Service Class 2, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc. - Service Shares and MFS(R) Variable Insurance Trusts - Service Class (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option.


888-117 (8/10)                                         Catalog No. 145389 (8/10)
EV 801/New Biz/InForce (SAR)                                             x03265

2.   FEE TABLE

     The "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" are restated as follows:

     ---------------------------------------------------------------------------------------
     PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
     ---------------------------------------------------------------------------------------
     Total Annual Portfolio Operating Expenses for 2009      Lowest     Highest
     (expenses that are deducted from Portfolio assets       ------     -------
     including management fees, 12b-1 fees, service          0.64%      4.62%
     fees and/or other expenses)

     ---------------------------------------------------------------------------------------

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"

This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.

----------------------------------------------------------------------------------------
                                            MANAGEMENT                     OTHER
PORTFOLIO NAME                              FEES(4)      12B-1 FEES(5)   EXPENSES(6)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
----------------------------------------------------------------------------------------
AXA Tactical Manager 400-I                  0.45%         0.25%            3.91%
AXA Tactical Manager 500-I                  0.45%         0.25%            0.40%
AXA Tactical Manager 2000-I                 0.45%         0.25%            1.45%
AXA Tactical Manager International-I        0.45%         0.25%            1.55%
----------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund        0.75%         0.25%            0.51%
Invesco V.I. Mid Cap Core Equity            0.73%         0.25%            0.31%
Invesco V.I. Small Cap Equity               0.75%         0.25%            0.34%
----------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)               0.56%         0.25%            0.11%
----------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
----------------------------------------------------------------------------------------
Ivy Funds VIP Energy                        0.85%         0.25%            0.23%
Ivy Funds VIP High Income                   0.62%         0.25%            0.11%
----------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity   1.00%         0.25%            0.31%
----------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
----------------------------------------------------------------------------------------
MFS(R) International Value                  0.90%         0.25%            0.19%
MFS(R) Investors Growth Stock Series        0.75%         0.25%            0.11%
MFS(R) Investors Trust Series               0.75%         0.25%            0.11%
MFS(R) Technology                           0.75%         0.25%            0.86%
MFS(R) Utilities                            0.73%         0.25%            0.09%
----------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                            ACQUIRED                                         NET
                                             FUND         TOTAL ANNUAL    FEE WAIVERS      ANNUAL
                                           FEES AND         EXPENSES        AND/OR        EXPENSES
                                           EXPENSES         (BEFORE         EXPENSE        (AFTER
                                          (UNDERLYING       EXPENSE       REIMBURSE-      EXPENSE
PORTFOLIO NAME                            PORTFOLIOS)(7)  LIMITATIONS)      MENTS(8)     LIMITATIONS)
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------
AXA Tactical Manager 400-I                   0.01%            4.62%           (3.66)%        0.96%
AXA Tactical Manager 500-I                     --             1.10%           (0.15)%        0.95%
AXA Tactical Manager 2000-I                    --             2.15%           (1.20)%        0.95%
AXA Tactical Manager International-I           --             2.25%           (1.30)%        0.95%
------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund           --             1.34%           (0.06)%        0.98%
Invesco V.I. Mid Cap Core Equity             0.03%            1.33%              --          1.56%
Invesco V.I. Small Cap Equity                  --             0.98%              --          1.07%
------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)                  --             1.32%                          1.33%
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy                           --             1.56%                          1.34%
Ivy Funds VIP High Income                      --             1.07%                          1.11%
------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity      --             1.34%                          1.11%
------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
------------------------------------------------------------------------------------------------------------
MFS(R) International Value                     --             1.11%                          2.15%
MFS(R) Investors Growth Stock Series           --             1.86%                          4.05%
MFS(R) Investors Trust Series                  --             2.15%                          0.95%
MFS(R) Technology                              --             4.62%           (0.57)%        0.96%
MFS(R) Utilities                               --             1.11%                          1.86%
------------------------------------------------------------------------------------------------------------

3. In the table above, footnote (5) regarding 12b-1 fees is deleted in its entirety and replaced with the following:

     (5) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the AXA Premier VIP Trust and EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.25% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.

4. The Examples shown in the prospectus are deleted in their entirety and replaced with the following:

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0195% of contract value.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the ratcheted death benefit has been elected; and
(iv) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU ANNUITIZE AT THE END OF THE
                                                                                                 APPLICABLE
                                          IF YOU SURRENDER YOUR CONTRACT AT           TIME PERIOD AND SELECT A NON-LIFE
                                                       THE END                        CONTINGENT PERIOD CERTAIN ANNUITY
                                            OF THE APPLICABLE TIME PERIOD              OPTION WITH LESS THAN TEN YEARS
                                     -----------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,137     $2,366     $3,563      $5,971     N/A       $2,366     $3,563      $5,971
(b) assuming minimum fees and
    expenses of any of the Portfolios  $  741     $1,222     $1,731      $2,460     N/A       $1,222     $1,731      $2,460
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR
                                                CONTRACT AT THE END
                                           OF THE APPLICABLE TIME PERIOD
                                     -------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $634     $1,877     $3,086     $5,971
(b) assuming minimum fees and
    expenses of any of the Portfolios   $216     $  667     $1,144     $2,460
--------------------------------------------------------------------------------

5. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.

-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I          Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
                                    emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                    over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                    funds and equity market indexes, by investing in a         LLC
                                    combination of long and short positions on equity
                                    securities of mid-capitalization companies, including
                                    securities included in the Standard & Poor's MidCap 400
                                    Index.
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I          Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
                                    emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                    over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                    funds and equity market indexes, by investing in a         LLC
                                    combination of long and short positions on equity
                                    securities of large-capitalization companies, including
                                    securities included in the Standard & Poor's 500
                                    Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I         Seeks to achieve long-term growth of capital with an     o AllianceBernstein L.P.
                                    emphasis on risk-adjusted returns and lower volatility   o AXA Equitable
                                    over a full market cycle relative to traditional equity  o BlackRock Investment Management,
                                    funds and equity market indexes, by investing in a         LLC
                                    combination of long and short positions on equity
                                    securities of small-capitalization companies, including
                                    securities included in the Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER                 Seeks to achieve long-term growth of capital with an    o AllianceBernstein L.P.
 INTERNATIONAL-I                     emphasis on risk-adjusted returns and lower volatility  o AXA Equitable over a full market cycle relative to traditional equity o BlackRock Investment Management,
                                     funds and equity market indexes, by investing in a        LLC
                                     combination of long and short positions on equity
                                     securities of foreign companies, including securities
                                     included in the Morgan Stanley Capital International
                                     EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX
                                     50 Index(R), FTSE 100 Index and the Tokyo Stock Price
                                     Index.
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND The fund's investment objective is high total return    o Invesco Advisers Inc.
                                     through growth of capital and current income.           o Invesco Asset Management Limited
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY     The fund's investment objective is long-term growth of  o Invesco Advisers Inc.
 FUND                                capital.
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND   The fund's investment objective is long-term growth of  o Invesco Advisers Inc.
                                     capital.
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)        Seeks long-term capital appreciation.                   o Fidelity Management & Research
 PORTFOLIO                                                                                     Company (FMR)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                 Seeks to provide long-term capital appreciation.        o Waddell & Reed Investment
                                                                                               Management Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME            Seeks, as its primary objective, a high level of        o Waddell & Reed Investment
                                     current income. As a secondary objective, the             Management Company (WRIMCO)
                                     Portfolio seeks capital growth when consistent with
                                     its primary objective.
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.                   o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is to seek capital      o Massachusetts Financial Services
 PORTFOLIO                           appreciation.                                             Company
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek capital      o Massachusetts Financial Services
 SERIES                              appreciation.                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is to seek capital      o Massachusetts Financial Services
                                     appreciation.                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO          The fund's investment objective is to seek capital      o Massachusetts Financial Services
                                     appreciation.                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES              The fund's investment objective is to seek total        o Massachusetts Financial Services
                                     return.                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------

6.   PORTFOLIO SUB-ADVISER CHANGES

     A. Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

          AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

     B. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

          AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

7.   SELECTING YOUR INVESTMENT METHOD

In "Contract features and benefits," the 16 new variable investment options are added to the table under "Selecting your investment method" as follows:

       ------------------------------------------------
                   INVESTMENT OPTIONS
       ------------------------------------------------
                           A
       ------------------------------------------------
       DOMESTIC STOCKS
       ------------------------------------------------
       o AXA Tactical Manager 400-I
       o AXA Tactical Manager 500-I
       o AXA Tactical Manager 2000-I
       o Fidelity(R) VIP Contrafund(R)
       o Invesco V.I. Mid Cap Core Equity
       o Invesco V.I. Small Cap Equity
       o Ivy Funds VIP Energy
       o MFS(R) Investors Growth Stock Series
       o MFS(R) Investors Trust Series
       o MFS(R) Technology
       o MFS(R) Utilities
       ------------------------------------------------
       INTERNATIONAL STOCKS
       ------------------------------------------------
       o AXA Tactical Manager International-I
       o Invesco V.I. Global Real Estate Fund
       o Lazard Retirement Emerging Markets Equity
       o MFS(R) International Value
       ------------------------------------------------
                           B
       ------------------------------------------------
       FIXED INCOME
       ------------------------------------------------
       o Ivy Funds VIP High Income
       ------------------------------------------------

8.   HYPOTHETICAL ILLUSTRATIONS

As the result of the new variable investment options described in this Supplement, the hypothetical illustrations in Appendix III of the Prospectus are deleted in their entirety and replaced with the following:


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the ratcheted death benefit under certain hypothetical circumstances for an EQUI-VEST(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be -2.47%, 3.53% for the EQUI-VEST(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the ratcheted death benefit, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the ratcheted death benefit charge and any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.57%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.40% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     RATCHETED DEATH BENEFIT TO AGE 85


                                                                    TRIENNIAL RATCHET TO
                                                                           AGE 85            GREATER OF ACCOUNT
                                                                     GUARANTEED MINIMUM           VALUE OR
                         ACCOUNT VALUE            CASH VALUE            DEATH BENEFIT        THE DEATH BENEFIT
          CONTRACT   ---------------------   --------------------   ---------------------   --------------------
  AGE       YEAR         0%          6%         0%          6%          0%          6%          0%         6%
------   ---------   ---------   ---------   --------   ---------   ---------   ---------   ---------   --------
  60          1       100,000    100,000     94,900       94,900    100,000     100,000     100,000     100,000
  61          2        97,334    103,375     92,372       98,104    100,000     100,000     100,000     103,375
  62          3        94,737    106,863     89,907      101,415    100,000     100,000     100,000     106,863
  63          4        92,209    110,470     87,508      104,837    100,000     110,470     100,000     110,470
  64          5        89,746    114,198     85,171      108,375    100,000     110,470     100,000     114,198
  65          6        87,348    118,051     82,895      112,051    100,000     110,470     100,000     118,051
  66          7        85,013    122,035     81,402      117,035    100,000     122,035     100,000     122,035
  67          8        82,739    126,154     82,739      126,154    100,000     122,035     100,000     126,154
  68          9        80,524    130,411     80,524      130,411    100,000     122,035     100,000     130,411
  69         10        78,368    134,812     78,368      134,812    100,000     134,812     100,000     134,812
  74         15        68,402    159,148     68,402      159,148    100,000     148,926     100,000     159,148
  79         20        59,673    187,876     59,673      187,876    100,000     181,743     100,000     187,876
  84         25        52,028    221,790     52,028      221,790    100,000     221,790     100,000     221,790
  89         30        45,332    261,827     45,332      261,827    100,000     221,790     100,000     261,827
  94         35        39,467    309,090     39,467      309,090    100,000     221,790     100,000     309,090
  95         36        38,385    319,521     38,385      319,521    100,000     221,790     100,000     319,521

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

9.   DISRUPTIVE TRANSFER ACTIVITY

The fourth paragraph under "Disruptive transfer activity" in "Transferring your money among investment options" has been deleted in its entirety and replaced with the following:

     We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


10.  DISTRIBUTION OF THE CONTRACTS

In "Distribution of the contracts" under "More information" the seventh paragraph is deleted in its entirety and replaced with the following:

AXA Advisors receives 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

     12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

     ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716










EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, 1290 AVENUE OF THE AMERICAS, NEW
                                YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                  PART C

                            OTHER INFORMATION

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 20 to the Registration Statement.

Item 24.   Financial Statements and Exhibits

           10(a)  Consent of PricewaterhouseCoopers LLP

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of August, 2010.


                                      SEPARATE ACCOUNT A OF
                                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                               (Registrant)

                                      By: AXA Equitable Life Insurance Company
                                               (Depositor)

                                      By: /s/ Dodie Kent
                                         ---------------------------------
                                         Dodie Kent
                                         Vice President and
                                         Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of August, 2010.




                                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (Depositor)


                                      By: /s/ Dodie Kent
                                         ---------------------------------
                                         Dodie Kent
                                         Vice President and
                                         Associate General Counsel
                                         AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Chief
                                           Accounting Officer

*DIRECTORS:


Christopher M. Condron      Mary R. (Nina) Henderson       Joseph H. Moglia
Henri de Castries           James F. Higgins               Lorie A. Slutsky
Denis Duverne               Peter S. Kraus                 Ezra Suleimon
Charlynn Goins              Scott D. Miller                Peter J. Tobin
Danny L. Hale                                              Richard C. Vaughan
Anthony Hamilton


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 26th, 2010

                                 EXHIBIT INDEX

EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ---------

      10.(a)    Consent of PricewaterhouseCoopers LLP         EX-99.10a